Accrued liabilities and other payables (Tables)	12 Months Ended
Dec. 31, 2014
Accrued Liabilities and Other Liabilities [Abstract]
Other Current Liabilities [Table Text Block]
	As of
	December 31,
(in thousands of U.S. dollars)	2014	2013
Accrued administrative expenses	$400	$75
Accrued operating expenses	2,247	—
Current tax payable	505	—
Indemnifications and warranty provisions (notes 6, 17 and 20)	6,894	—
Current portion of advance for refundable value added tax (note 11)	2,318
Accrued expenditure for newbuilding	—	645
Accrued construction contract expenses	—	6,732
Accrued debt issuance cost	—	391
Other accrued liabilities	652
Other payables	6,185	—
Total accrued liabilities and other payables	$19,201	$7,843